Note 27 - Financial Instruments - Contractual Maturities of Financial Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Trade and other payables (financial liabilities)	$ 12,281	$ 11,016	$ 11,724
Borrowings	23,397	22,480	25,896
Finance leases	1,991	290	619
Total	37,669	33,786	38,239
Not later than one year [member]
Statement Line Items [Line Items]
Trade and other payables (financial liabilities)	12,281	11,016	11,724
Borrowings	3,859	2,556	5,498
Finance leases	692	147	291
Total	16,832	13,719	17,513
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Trade and other payables (financial liabilities)
Borrowings	19,538	19,924	14,111
Finance leases	1,077	143	328
Total	20,615	20,067	14,439
Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Trade and other payables (financial liabilities)
Borrowings			6,287
Finance leases	222
Total	222		6,287
Later than five years [member]
Statement Line Items [Line Items]
Trade and other payables (financial liabilities)
Borrowings
Finance leases
Total